General - Unconsolidated companies with more than 50 Percent ownership interests (Details)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th	Mirae Asset Maps Clean Water Private Equity Investment Trust 7th
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	59.70%	57.60%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Yonsei Private Equity Investment Trust
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Yonsei Private Equity Investment Trust	Kiwoom Yonsei Private Equity Investment Trust
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	88.90%	88.90%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Europe Private Placement Real Estate Fund No 163-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	IGIS Europe Private Placement Real Estate Fund No. 163-2	IGIS Europe Private Placement Real Estate Fund No. 163-2
Location	[2]	Korea	Korea
Main Business	[2]	Securities Investment	Securities Investment
Percentage of ownership	[2]	97.90%	97.80%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-1	IGIS Global Private Placement Real Estate Fund No. 148-1
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	75.00%	75.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No 148-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS Global Private Placement Real Estate Fund No. 148-2	IGIS Global Private Placement Real Estate Fund No. 148-2
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	75.00%	75.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1	Mirae Asset Seoul Ring Expressway Private Special Asset Fund No. 1
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	66.70%	66.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hangkang Sewage Treatment Plant Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Hangkang Sewage Treatment Plant Fund	Hangkang Sewage Treatment Plant Fund
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	55.60%	55.60%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Korea Investment Pocheon Hwado Expressway Professional Investment Fund
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Korea Investment Pocheon Hwado Expressway Professional Investment Fund	Korea Investment Pocheon Hwado Expressway Professional Investment Fund
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	55.10%	55.20%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Midas Global Private Placement Real Estate Investment Trust No. 7-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Midas Global Private Placement Real Estate Investment Trust No. 7-2	Midas Global Private Placement Real Estate Investment Trust No. 7-2
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	58.30%	58.30%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Together-Korea Government Private Pool Private Securities Investment Trust No.3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[3]	Together-Korea Government Private Pool Private Securities Investment Trust No.3	Together-Korea Government Private Pool Private Securities Investment Trust No.3
Location	[3]	Korea	Korea
Main Business	[3]	Securities Investment	Securities Investment
Percentage of ownership	[3]	100.00%	100.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
INMARK France Private Placement Investment Trust No. 18-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	INMARK France Private Placement Investment Trust No. 18-1	INMARK France Private Placement Investment Trust No. 18-1
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	93.80%	93.80%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)	Kiwoom Vibrato Private Placement Investment Trust 1-W(EUR)
Location	[2]	Korea	Korea
Main Business	[2]	Securities Investment	Securities Investment
Percentage of ownership	[2]	99.50%	99.50%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
KOTAM Global Infra Private Fund 1-4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	KOTAM Global Infra Private Fund 1-4	KOTAM Global Infra Private Fund 1-4
Location	[2]	Korea	Korea
Main Business	[2]	Securities Investment	Securities Investment
Percentage of ownership	[2]	99.70%	99.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
UBSHana Class 1 Special Asset Investment Trust 3 Class C 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	UBSHana Class 1 Special Asset Investment Trust 3 Class C 2	UBSHana Class 1 Special Asset Investment Trust 3 Class C 2
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	51.00%	51.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1	Consus GyeongJu Green Specialized Private Special Asset Investment Trust 1
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	50.00%	50.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Harmony Private Placement Investment Trust No. 3
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Harmony Private Placement Investment Trust No. 3	Kiwoom Harmony Private Placement Investment Trust No. 3
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	77.30%	77.40%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Consus Solar Energy Private Placement Investment Truns No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Consus Solar Energy Private Placement Investment Truns No.1	Consus Solar Energy Private Placement Investment Truns No.1
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	50.00%	50.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS ESG General Private Investment Trust No.1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	IGIS ESG General Private Investment Trust No.1	IGIS ESG General Private Investment Trust No.1
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	60.00%	60.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2	Kiwoom Aurora Geneal Type Private Placement Investment Trust No. 2
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	60.00%	60.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
NH-Amundi WSCP VIII Private Fund 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	NH-Amundi WSCP VIII Private Fund 2	NH-Amundi WSCP VIII Private Fund 2
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	65.20%	65.20%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2	AI Partners Global Infrastructure Specialized Privately Placed Feeder Fund Trust No. 2
Location	[2]	Korea	Korea
Main Business	[2]	Securities Investment	Securities Investment
Percentage of ownership	[2]	100.00%	100.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Hangang new deal infra BTL fund 4
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Hangang new deal infra BTL fund 4 (HNBF4)	Hangang new deal infra BTL fund 4 (HNBF4)
Location	[1]	Korea	Korea
Main Business	[1]	Securities Investment	Securities Investment
Percentage of ownership	[1]	60.00%	60.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
IGIS Global Private Placement Real Estate Fund No. 316-1
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	IGIS Global Private Placement Real Estate Fund No. 316-1
Location	[2]	Korea
Main Business	[2]	Securities Investment
Percentage of ownership	[2]	99.30%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	INMARK Spain Private Placement Real Estate Investment Trust No. 26-2
Location	[2]	Korea
Main Business	[2]	Securities Investment
Percentage of ownership	[2]	97.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Woori Asset Global Partnership Fund No.5
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[4]	Woori Asset Global Partnership Fund No.5
Location	[4]	Korea
Main Business	[4]	Securities Investment
Percentage of ownership	[4]	57.70%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator without any cause. Consequently, the Group have no controls as it exercises decision-making rights as agent.
Kiwoom Harmony Private Placement Investment Trust No. 6
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[1]	Kiwoom Harmony Private Placement Investment Trust No. 6
Location	[1]	Korea
Main Business	[1]	Securities Investment
Percentage of ownership	[1]	76.90%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
Rifa Qualified Investors Private Real Estate Investment Trust No.40
Disclosure of information about unconsolidated subsidiaries [line items]
Name of subsidiary	[2]	Rifa Qualified Investors Private Real Estate Investment Trust No.40	Rifa Qualified Investors Private Real Estate Investment Trust No.40
Location	[2]	Korea	Korea
Main Business	[2]	Securities Investment	Securities Investment
Percentage of ownership	[2]	55.00%	55.00%
Description of significant judgements and assumptions made in determining that entity does not control another entity even though it holds more than half of voting rights		The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.	The Group does not have power over the fund of funds because the Group cannot decide the relevant activities of the fund through the related contract. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.

[1]	The Group does not have power over the discretionary fund because the fund manager has the sole authority to decide the relevant activities of the investee. The fund manager’s delegated power is exercised not only for the Group, but also for other investors as well. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[2]	The investment target for the fund was determined in advance, and the disposition of investment assets cannot be determined by the Group, and as a fund of funds, the Group does not have the power to participate in decision-making regarding investment assets in parent funds. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[3]	The Group does not have power over the stock market stabilization fund as the fund’s relevant activities are determined by the management committee, over which the Group does not have substantial control. The Group does not have the power over the fund’s activities even though it holds more than 50% of ownership interest.
[4]	In this fund, one of the parties holds substantive removal rights and can remove the collective investment business operator without any cause. Consequently, the Group have no controls as it exercises decision-making rights as agent.